SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Share-based compensation key management personnel explanatory

Number of deferred shares

Executive directors
D J Pretorius	177,688
A J Davel	97,277
H Hooijer[1]	55,418

Prescribed officer
W J Schoeman	97,015

427,398
[1] Appointed as executive director from 1 July 2025.